Shares of Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2026	May 15, 2026	May 14, 2026	Mar. 30, 2026	Feb. 24, 2026
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds					$ 1,640
Underlying shares were fully issued		12,000	40,000
Wanhong Tan [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted stock units				12,000
Reverse stock split				one-for-fifteen reverse stock split
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted stock units				40,000
Reverse stock split				one-for-fifteen reverse stock split
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price					$ 2,100
Stock price per share					$ 2.65
Ordinary Shares or Pre-Funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					792,452
Pre-funded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price per share					$ 2.64999
Warrants exercise price					$ 0.00001
Ordinary Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	792,450